787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

December 29, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Alpine Income Trust

Post-Effective Amendment No. 34 to Registration Statement on Form N-1A

Securities Act File No. 333-100289

Investment Company Act File No. 811-21210

Ladies and Gentlemen:

Please find enclosed for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of Alpine Income Trust, a Delaware statutory trust (the “Trust”), Post-Effective Amendment No. 34 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A with respect to Alpine Ultra Short Municipal Income (the “Fund”).

The Amendment is being filed to include disclosure about Class A sales charge variations offered by Merrill Lynch (as previously included in a supplement dated and filed on April 10, 2017). It is intended that the Amendment serve as the Template filing for future post-effective amendments to be filed by other Alpine funds to add disclosure about Class A sales charge variations as contemplated by IM Guidance Update No. 2016-06 (Dec. 2016).

The disclosures in the sections of the Prospectus captioned “Fees and expenses of the fund,” and “Distribution of Fund Shares” have been revised to include the disclosure about Class A sales charge variations. The disclosure in the section of the SAI captioned “Shareholder Accounts” has been revised to reflect the disclosure about Class A sales charge variations. The disclosures in the rest of the Prospectus and SAI have not been materially revised from the Fund’s current Prospectus and SAI. Consequently, on behalf of the Trust, I hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on February 28, 2018 pursuant to Rule 485(a)(1) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1124.

Very truly yours,
/s/ Benjamin J. Haskin

Benjamin J. Haskin

Enclosures

cc:	Rose F. DiMartino, Willkie Farr & Gallagher LLP

Neesa P. Sood, Willkie Farr & Gallagher LLP

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